Bank Loans, Current and Non Current (Tables)	12 Months Ended
Dec. 31, 2023
Bank Loans, Current and Non Current [Abstract]
Schedule of Bank Loans Represent the Amounts Due to Various Banks	Bank loans represent the amounts due to various banks that are due within and over one year. As of December 31, 2023 and 2022, bank loans consisted of the following:
	December 31, 2023	December 31, 2022
Short-term bank loans:
Loan from China Merchants Bank	$2,103	$2,144
Loan from Xiamen International Bank	2,113	431
Loan from Bank of Beijing	-	1,139
Loan from Huaxia Bank	-	707
	$4,216	$4,421
Long-term bank loans:
Loan from China Construction Bank	$1,408	$-
	$1,408	$-